Restricted Shares Activity (Detail) - Parent Company	12 Months Ended
Dec. 31, 2024 $ / shares shares
Restricted Shares Roll Forward - Number of Shares
Unvested, December 31, 2023 | shares	96,162,088
Granted | shares	38,388,408
Vested | shares	(34,843,528)
Forfeited/Cancelled | shares	(17,385,064)
Unvested, December 31, 2024 | shares	82,321,904
Restricted Shares Roll Forward - Weighted Average Grant Date Fair Value
Unvested, December 31, 2023 | $ / shares	$ 17
Granted | $ / shares	11
Vested | $ / shares	17
Forfeited/Cancelled | $ / shares	16
Unvested, December 31, 2024 | $ / shares	$ 15